Convertible Notes Payable (Details) - Schedule of Secured Convertible Promissory Notes	12 Months Ended
Dec. 31, 2022 USD ($) shares
Dominion Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of Secured Convertible Promissory Notes [Line Items]
Principal Balance Converted	$ 833,333
Interest Converted	83,333
Derivative Liabilities Converted	133,033
Total Amount Converted	$ 1,049,700
Common Shares Issued (in Shares) | shares	16,920
Fair Value of Shares Issued	$ 1,255,037
Loss on Extinguishment of Convertible Notes	(205,337)
Kingsbrook Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of Secured Convertible Promissory Notes [Line Items]
Principal Balance Converted	101,000
Interest Converted	10,100
Derivative Liabilities Converted	136,800
Total Amount Converted	$ 247,900
Common Shares Issued (in Shares) | shares	1,689
Fair Value of Shares Issued	$ 174,253
Loss on Extinguishment of Convertible Notes	73,647
Alpha Capital Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of Secured Convertible Promissory Notes [Line Items]
Principal Balance Converted	300,000
Interest Converted	12,417
Derivative Liabilities Converted	321,370
Total Amount Converted	$ 633,787
Common Shares Issued (in Shares) | shares	4,748
Fair Value of Shares Issued	$ 511,834
Loss on Extinguishment of Convertible Notes	121,953
Total [Member]
Convertible Notes Payable (Details) - Schedule of Secured Convertible Promissory Notes [Line Items]
Principal Balance Converted	1,234,333
Interest Converted	105,850
Derivative Liabilities Converted	591,203
Total Amount Converted	$ 1,931,387
Common Shares Issued (in Shares) | shares	23,357
Fair Value of Shares Issued	$ 1,941,124
Loss on Extinguishment of Convertible Notes	$ (9,737)